New Accounting Pronouncements Adopted (Tables)	12 Months Ended
Dec. 31, 2019
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Summary Of Adjustments To Opening Balances Resulting From The Initial Adoption Of IFRS 16
The following table summarizes the adjustments to opening balances resulting from the initial adoption of IFRS 16:

As at January 1, 2019	Previously Reported under IAS 17	IFRS 16 Transition Adjustments	As reported under IFRS 16
Right-of-use assets	$—	$5,580	$5,580
Deferred rent	$(230)	$230	$—
Lease liabilities	$(87)	$(5,810)	$(5,897)

Summary Of Lease Liabilities Measured Using Its Interdental Borrowing Rate
The Company recognized lease liabilities measured using its interdental borrowing rate at January 1, 2019. Weighted average incremental borrowing rate applied is 10.25%.

Operating lease commitments as at December 31, 2018	$9,137
Discounted using the incremental borrowing rate at January 1, 2019	(3,327)

$5,810